Revenue (Q2)	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Revenue	REVENUE
The following table presents the Company’s revenues disaggregated by geographical region and revenue type ($ in millions). Sales taxes and other usage-based taxes collected from customers are excluded from revenues.

	Water Quality	Product Quality & Innovation	Total
Year ended December 31, 2023:
Geographical region:
North America(a)	$1,694	$659	$2,353
Western Europe	536	584	1,120
Other developed markets	65	53	118
High-growth markets(b)	744	686	1,430
Total	$3,039	$1,982	$5,021

Revenue type:
Recurring	$1,727	$1,227	$2,954
Nonrecurring	1,312	755	2,067
Total	$3,039	$1,982	$5,021

Year ended December 31, 2022:
Geographical region:
North America(a)	$1,590	$670	$2,260
Western Europe	500	559	1,059
Other developed markets	67	56	123
High-growth markets(b)	730	698	1,428
Total	$2,887	$1,983	$4,870

Revenue type:
Recurring	$1,663	$1,196	$2,859
Nonrecurring	1,224	787	2,011
Total	$2,887	$1,983	$4,870

Year ended December 31, 2021:
Geographical region:
North America(a)	$1,408	$646	$2,054
Western Europe	490	609	1,099
Other developed markets	61	58	119
High-growth markets(b)	710	718	1,428
Total	$2,669	$2,031	$4,700

Revenue type:
Recurring	$1,491	$1,169	$2,660
Nonrecurring	1,178	862	2,040
Total	$2,669	$2,031	$4,700

(a)	The Company defines North America as the United States and Canada.
(b)
The Company defines high-growth markets as developing markets of the world experiencing extended periods of accelerated growth in gross domestic product and infrastructure which include Eastern Europe, the Middle East, Africa, Latin America (including Mexico) and Asia (with the exception of Japan, Australia and New Zealand). The Company defines developed markets as all markets of the world that are not high-growth markets.

The Company sells equipment to customers as well as consumables and services, some of which customers purchase on a recurring basis. Consumables sold for use with the equipment sold by the Company are typically critical to the use of the equipment and are typically used on a one-time or limited basis, requiring frequent replacement in the customer’s operating cycle. Examples of these consumables include chemistries for water testing instruments and cartridges for marking and coding equipment. Additionally, some of the Company’s consumables are used on a standalone basis, such as water treatment solutions. The Company separates its goods and services between those typically sold to a customer on a recurring basis and those typically sold to a customer on a nonrecurring basis. Recurring revenue includes revenue from consumables, services and OTLs. Nonrecurring revenue includes sales from equipment and STLs. OTLs and STLs are included in the above revenue amounts. For the years ended December 31, 2023, 2022 and 2021, lease revenue was $86 million, $69 million and $61 million, respectively. Service and software revenue was immaterial for all periods presented. Software revenues for point-in-time licenses are nonrecurring while revenues for Software as a Service and over time licenses are recurring.
Remaining Performance Obligations
Remaining performance obligations represent the aggregate transaction price allocated to performance obligations with an original contract term greater than one year which are fully or partially unsatisfied at the end of the period. Remaining performance obligations include noncancelable purchase orders, the non-lease portion of minimum purchase commitments under long-term consumable supply arrangements, extended warranty and service and other long-term contracts. These remaining performance obligations do not include revenue from contracts with customers with an original term of one year or less, revenue from long-term consumable supply arrangements with no minimum purchase requirements or revenue expected from purchases made in excess of the minimum purchase requirements or revenue from equipment leased to customers. While the remaining performance obligation disclosure is similar in concept to backlog, the definition of remaining performance obligations excludes leases and contracts that provide the customer with the right to cancel or terminate for convenience with no substantial penalty, even if historical experience indicates the likelihood of cancellation or termination is remote. Additionally, the Company has elected to exclude contracts with customers with an original term of one year or less from remaining performance obligations while these contracts are included within backlog.
As of December 31, 2023, the aggregate amount of the transaction price allocated to remaining performance obligations was approximately $290 million. The Company expects to recognize revenue on approximately 42% of the remaining performance obligations over the next 12 months, 34% over the subsequent 12 months, and the remainder recognized thereafter.
Contract Liabilities
The Company often receives cash payments from customers in advance of the Company’s performance resulting in contract liabilities that are classified as either current or long-term in the Combined Balance Sheets based on the timing of when the Company expects to recognize revenue. As of December 31, 2023 and 2022, contract liabilities were approximately $223 million and $206 million, respectively, and are included within accrued expenses and other liabilities and other long-term liabilities in the accompanying Consolidated and Combined Balance Sheets. Revenue recognized during the years ended December 31, 2023 and 2022 that was included in the opening contract liability balance was approximately $187 million and $169 million, respectively.